Expense Example - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Capital & Income Fund - Fidelity Capital & Income Fund
Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 99
3 years	313
5 years	544
10 years	$ 1,211